Principal Diversified Select Real Asset Fund
Supplement dated January 31, 2022
to the Statement of Additional Information dated August 1, 2021
(as previously supplemented)

This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

INVESTMENT ADVISORY AND OTHER SERVICES
Delete references to DDJ Capital Management, LLC.